Reply Attention of	Cam McTavish
Direct Tel.	604.891.7731
EMail Address	czm@cwilson.com
Our File No.	29423-0001/ D/CZM/807594.1

January 31, 2006

BY COURIER AND EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington DC 20549-7010

USA

Attention:	John Reynolds
Assistant Director

Dear Sirs/Mesdames:

Re: Glass Wave Enterprises, Inc. Amendment No. 3 to Registration Statement on Form SB-2 Filed on November 30, 2005 File No. 333-125222

                        Thank you for your letter of January 9, 2006 with respect to Amendment No. 3 to the Registration Statement on Form SB-2 filed by Glass Wave Enterprises, Inc. (the “Company”) on November 30, 2005.

We enclose three blacklined copies of Amendment No. 4 of the Form SB-2 (the “Form SB-2/A”). Page references used in this letter relate to the enclosed blacklined versions of the Form SB-2/A. Our responses are numbered in a manner that corresponds with your comments as set out in your letter of January 9, 2006.

Risk Factors

“Our Company has entered into several verbal agreements, including one with a supplier who we purchase a majority of our products from.”, page 8

1.             Please add another risk factor which addresses the Company’s present dependence upon the one major supplier and identify the supplier in the risk factor.

The Company has inserted a risk factor at page 9 of the Form SB-2/A to address the Company’s present dependence upon Body Energy Club, the Company’s major supplier. Please note, however, that the percentage of products purchased from Body Energy Club decreased during the last quarter ended October 31, 2005. Body Energy Club supplied approximately 99% of the Company’s products from the incorporation date

HSBC Building 800 – 885 West Georgia Street Vancouver BC V6C 3H1 Canada Tel.: 604.687.5700 Fax: 604.687.6314 www.cwilson.com

Some lawyers at Clark Wilson LLP practice through law corporations.

of the Company’s wholly-owned subsidiary to July 31, 2005 and approximately 45% of the products during the three months ended October 31, 2005. The Form SB-2/A has been revised throughout the document to disclose the Company’s reduction in the percentage of products purchased from Body Energy Club during the three months ended October 31, 2005.

Selling Stockholders, page 16

2.            We note your supplemental response #6 from counsel’s letter dated November 30, 2005 and in this regard please disclose that “all of the selling stockholders are close personal friends or business associates of Mr. Ku” and that “Mr. Ku contacted each of the selling stockholders on an individual basis.”

Page 16 of the Form SB-2/A has been revised to include the requested information.

Competition, page 27

3.             Please update the price information as of a recent date. Presently, your information is as of May 25, 2005.

As requested, the Company has updated the price information on page 29 of the Form SB-2/A.

Liquidity and Capital Resources, page 31

4.            We note the initial paragraph of this section and the fact that the Company will require additional funding “to expand our current operations.” Considering the objectives you mention in the section “Future Operations”, please provide a specific discussion of how the Company plans to fund these.

The Company has deleted the reference on page 33 of the Form SB-2/A which disclosed that the Company requires additional funding to expand current operations as this event is uncertain whether or not it will occur. As set out on page 34 of the Form SB-2/A, the Company estimates that it will incur between $144,000 and $183,000 in capital expenditures during the year ended January 31, 2007. The Company’s working capital as of October 31, 2005 was $117,284, leaving an estimated cash shortfall of between $26,716 and $65,716 for the remainder of the period. As the Company’s working capital will not cover all of the estimated capital expenditures during this time, the Company is dependent upon generating income from operations to cover the difference. The Company generated net income of $57,054 during the nine months ended October 31, 2005. Although the Company is currently generating profit, it cannot predict that it will generate sufficient funds to cover its expenditures or that net income will not be reduced in the future. As a result, the Company may be required to raise additional funds through equity or debt financing. The Company has disclosed that the issuance of additional equity securities will result in the dilution of its existing shareholders and any loans that the Company obtains will increase its liabilities and future cash requirements. The Company has disclosed the above information on pages 7 and 34 of the Form SB-2/A.

5.            We further note under “Estimated Capital Expenditures During the Year Ended January 31, 2006” that the Company will have funds to satisfy the minimum cash requirements through the end of this month. Given that January 31st is just several weeks away, please revise your discussion to update the status of your cash requirements.

The Company has updated its estimates of capital expenditures for the year ending January 31, 2006 to the year ending January 31, 2007, as set out on page 34 of the Form SB-2/A.

Notes to Financial Statements

Note 2. Summary of Significant Accounting Principles

Revenue recognition, F-9

6.            We noted your response to comment 10 and your revised disclosure indicating that a history of returns has not been established, therefore the recognition of revenue will be deferred until the 30 day return period expires. We also noted that you are utilizing a 5% return rate to adjust sales and cost of goods sold although you have no reliable return history. The aforementioned disclosures are ambiguous; it is not clear when you are recognizing revenue related to the sale of products. It is not clear if you are if you are recognizing sales after the 30 day return period expires or if you are recognizing revenue upon shipment and adjusting that amount based on a 5% return rate. Please clarify and revise as appropriate.

See note 2(i) of the financial statements. The reference to the 5% return rate has been removed since the Company does not have a reliable return history. The Company will examine its return rate during the coming January 31, 2006 year-end. Please note that current period sales are netted against the actual returns during the subsequent 30-day period. Actual returns within the subsequent 30-day return period related to sales transactions occurring during the financial period presented have been adjusted during the financial period presented.

7.            Considering the comment above, regarding your disclosure that you have not established a reliable return history, please provide a detailed explanation of why you believe a revenue can be recognized before the return period has expired. Please refer to paragraph (6)(f) of SFAS 48. Please advise or revise as necessary.

See note 2(i) as well as response to comment number 6. Revenue presented during the period is already net of actual return that occurred during the subsequent 30-day return period.

Other

8.             Please note the updating requirements for the financial statements as set forth in Item 310(g) of Regulation S-B, and provide a current consent of the independent accountants in any amendment.

See attached updated consent letter.

Acknowledgement Letter

In connection with responding to your comments, management of the Company has provided you with a letter dated January 30, 2006, as requested, acknowledging the following:

1.

should the Securities and Exchange Commission (the “Commission”) or the staff, acting to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

2.

the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

3.	the Company may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We look forward to any further comments you may have regarding this Form SB-2/A or with respect to any of the above responses. Should you have any questions, please do not hesitate to contact the writer directly at 604.891.7731.

Yours truly,

CLARK WILSON LLP

Per: /s/ Cam McTavish

Cam McTavish

CZM/awm

cc:	Glass Wave Enterprises, Inc.
Attention: Chester Ku